Vessels held for sale	12 Months Ended
Dec. 31, 2013
Vessels held for sale [Abstract]
Vessels held for sale
6.	Vessels held for sale

Net Book Value
December 31, 2010	$13,606
Additions	75,088
Disposals	(20,503)
Drydocking costs	564
Vessel impairment charge	(23,483)
December 31, 2011	$45,272
Vessel impairment charge	(12,480)
December 31, 2012	$32,792
Vessel impairment charge	(3,477)
Reclassified to vessels, net	(29,315)
Reclassified to vessel held for sale	3,465
December 31, 2013	$3,465

Vessels classified as assets held for sale during the year ended December 31, 2011.

The Company according to the provisions of ASC 360, had classified the M/V  Free Hero, the M/V  Free Jupiter, the M/V  Free Impala  and the M/V  Free Neptune  as “held for sale” in the consolidated balance sheet for the year ended December 31, 2011 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date. On February 28, 2011, after obtaining the respective lenders consent (FBB), the Company’s Board of Directors, approved a plan of sale of the vessels M/V  Free Impala  and M/V  Free Neptune  within the context of its plans to fund its working capital requirements as discussed in Note 3. On July 15, 2011, the Company’s Board of Directors approved a plan of sale of the vessels M/V  Free Jupiter  and M/V  Free

Lady  (the latter was sold on November 8, 2011) as a result of the fourth supplemental agreement the Company entered into with Credit Suisse (Note 10).

Drydocking costs consists of the unamortized dry docking and special survey costs of the M/V  Free Neptune  which were included in “Vessels held for sale” following the vessel’s classification as held for sale in February 2011 as well as $373 relating to the cost of the drydocking and special survey performed on this vessel in November 2011.

As of December 31, 2011, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $23,483 in the accompanying consolidated statements of operations.

Vessels classified as assets held for sale during the year ended December 31, 2012.

The Company according to the provisions of ASC 360, has classified the M/V  Free Hero, the M/V  Free Jupiter, the M/V  Free Impala  and the M/V  Free Neptune  as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2012 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.

As of December 31, 2012, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying consolidated statements of operations, of which $2,880 relates to the M/V  Free Hero, $3,360 to the M/V  Free Jupiter, $3,360 to the M/V  Free Impala  and $2,880 to the M/V  Free Neptune.

Vessel classified as asset held for sale during the year ended December 31, 2013.

As of December 31, 2013 the Company (i) classified the M/V  Free Knight  as “held for sale”, and (ii) reclassified the M/V  Free Hero, M/V  Free Jupiter, M/V  Free Impala  and M/V  Free Neptune  as ‘‘held and used’’ – see Note 5 above.